Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	¥ 1,379,287
Provided for the year	147,959	$ 22,741	¥ 154,783	¥ 131,277
Ending balance	1,272,774	195,622	1,379,287
Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,333,583		2,309,044
Additions	41,714		27,857
Disposals/Eliminated on disposal	(5,158)		(3,318)
Ending balance	2,370,139		2,333,583	2,309,044
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	954,296		802,726
Provided for the year	147,959		154,783
Disposals/Eliminated on disposal	(4,890)		(3,213)
Ending balance	1,097,365		954,296	802,726
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	660,779
Ending balance	612,403	94,124	660,779
Buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	953,260		952,775
Additions			485
Ending balance	953,260		953,260	952,775
Buildings [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	292,481		244,115
Provided for the year	48,376		48,366
Ending balance	340,857		292,481	244,115
Plant and machinery [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	639,349
Ending balance	623,730	95,866	639,349
Plant and machinery [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,279,798		1,236,016
Additions	169		22,578
Transfer	82,007		24,522
Disposals/Eliminated on disposal			(3,318)
Ending balance	1,361,974		1,279,798	1,236,016
Plant and machinery [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	640,449		539,116
Provided for the year	98,566		104,546
Disposals/Eliminated on disposal	(771)		(3,213)
Ending balance	738,244		640,449	539,116
Furniture , fixtures and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	935
Ending balance	663	102	935
Furniture , fixtures and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,738		6,733
Additions			5
Ending balance	6,738		6,738	6,733
Furniture , fixtures and equipment [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,803		5,287
Provided for the year	272		516
Ending balance	6,075		5,803	5,287
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,714
Ending balance	1,008	155	2,714
Motor vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	18,277		18,192
Additions	78		85
Disposals/Eliminated on disposal	(5,158)
Ending balance	13,197		18,277	18,192
Motor vehicles [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	15,563		14,208
Provided for the year	745		1,355
Disposals/Eliminated on disposal	(4,119)
Ending balance	12,189		15,563	14,208
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	75,510
Ending balance	34,970	$ 5,375	75,510
Construction in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	75,510		95,328
Additions	41,467		4,704
Transfer	(82,007)		(24,522)
Ending balance	¥ 34,970		¥ 75,510	¥ 95,328